Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-51848
Entity Registrant Name	AVRICORE HEALTH INC.
Entity Central Index Key	0001355736
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1120 – 789 West Pender Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C1H2
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	97,535,264
Auditor Firm ID	1524
Auditor Name	Manning Elliott LLP
Auditor Location	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1120 – 789 West Pender Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C1H2
City Area Code	(604)
Local Phone Number	773-8943
Contact Personnel Name	Hector Bremner
Contact Personnel Email Address	hector.bremner@avricorehealth.com